ADVANCES RELATED PARTY (Details Narrative) - USD ($)												1 Months Ended									12 Months Ended
	Dec. 12, 2025	Sep. 11, 2025	Aug. 15, 2025	Jul. 02, 2025	Jun. 03, 2025	Mar. 04, 2025	Jul. 02, 2024	Jun. 07, 2024	May 03, 2024	Jan. 15, 2024	Oct. 11, 2023	Oct. 22, 2025	Jul. 27, 2025	May 20, 2025	Jan. 21, 2025	Apr. 19, 2024	Feb. 28, 2024	Oct. 31, 2023	Aug. 28, 2023	Apr. 17, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	Nov. 14, 2024	Apr. 15, 2024	Mar. 31, 2022
Statement [Line Items]
Equity component of the convertible note																						$ 218,775
Advances for legal expenses																					$ 1,659,335
Share price per share																											$ 2.06
Accrued interest on borrowings																					659,249	218,775
Equity component recognized																					255,694
Amortization																					109,387
Amortization relating to advances																					14,401
Equity component recognized																					36,919	218,775
Amortization cost																					587,000	226,000	$ 58,000
Interest expense																					123,788	109,387
Addendum [Member]
Statement [Line Items]
Advances for legal expenses																					1,659,335
Equity component recognized																					36,919	218,775
Total equity component in APIC																					255,694
Amortization																					123,788	109,387
Amortization relating to advances																						14,401
Unamortized discount																					$ 131,906
Market rate																					11.52%
Aggregate equity component																					$ 36,919
Amortization cost																					$ 218,775
Conversion price per common share																					$ 0.30
Maximum shares issuable under conversion feature																					10,000,000
Maximum convertible debt																					$ 3,000,000
Paul Averback [Member]
Statement [Line Items]
Current portion of borrowings																					28,000			$ 13,000		$ 15,000
Number of shares issued																									7,500,000
James G. Robinson [Member]
Statement [Line Items]
Advances for legal expenses																					216,805	216,805
Current portion of borrowings																					5,000,087
Remittance received																				$ 1,000,000
Additional investment, amount																			$ 1,000,000
Issue of initial note																			1,000,000
Share price per share																			$ 1.00
Additional investment, shares																			1,000,000
Number of shares issued																			2,000,000
Accrued interest on borrowings																					659,249	$ 218,775
Loan amount extending description																						Extension to the Loan Agreement dated April 17, 2023, extending the total loan amount to at least $3,000,000 and the term by 24 months, expiring on December 31, 2026. The term can be automatically extended by an additional 24 months unless refused by either party.
James G. Robinson [Member] | Extension to loan agreement[Member]
Statement [Line Items]
Current portion of borrowings																					1,000,000
Accrued interest on borrowings																					214,489
James G. Robinson [Member] | Addendum [Member]
Statement [Line Items]
Advances for legal expenses	$ 57,000	$ 100,000	$ 100,000	$ 124,000	$ 100,000	$ 435,000	$ 205,513	$ 300,000	$ 228,239	$ 250,000	$ 500,000	$ 115,258	$ 100,000	$ 158,077	$ 370,000	$ 40,000	$ 410,000	$ 250,000			1,659,335
Current portion of borrowings																					4,000,087
Accrued interest on borrowings																					$ 444,760	$ 104,286
Purchase price per share																					$ 0.30